Reportable segments - Comprehensive Income by Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 7,467,490	$ 10,710,578	$ 2,862,315
Cost of sales	(4,392,436)	(4,973,953)	(1,772,208)
Gross profit	3,075,054	5,736,625	1,090,107
Other incomes by function	40,557	9,854	19,552
Administrative expenses	(175,765)	(142,644)	(118,893)
Other expenses by function	(93,400)	(75,971)	(60,605)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	202	3,369	(235)
Other losses	(2,254)	117	(2,638)
Financial income	122,726	47,038	4,668
Finance costs	(138,402)	(86,651)	(84,626)
Interest in the income of associates and joint ventures accounted for by the equity method	593	20,159	11,132
Exchange differences	(22,293)	(25,400)	(17,241)
Income before taxes	2,807,018	5,486,496	841,221
Income tax expense	(1,876,751)	(1,572,212)	(249,016)
Net income	930,267	3,914,284	592,205
Specialty plant nutrients
Disclosure of operating segments [line items]
Revenue	913,912	1,172,334	908,815
Cost of sales	(691,509)	(722,261)	(646,930)
Gross profit	222,403	450,073	261,885
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Income before taxes	222,403	450,073	261,885
Income tax expense	0	0	0
Net income	222,403	450,073	261,885
Iodine and its derivatives
Disclosure of operating segments [line items]
Revenue	892,151	754,339	437,931
Cost of sales	(355,717)	(282,100)	(240,341)
Gross profit	536,434	472,239	197,590
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Income before taxes	536,434	472,239	197,590
Income tax expense	0	0	0
Net income	536,434	472,239	197,590
Lithium and its derivatives
Disclosure of operating segments [line items]
Revenue	5,180,114	8,152,939	936,121
Cost of sales	(2,955,669)	(3,636,852)	(494,794)
Gross profit	2,224,445	4,516,087	441,327
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Income before taxes	2,224,445	4,516,087	441,327
Income tax expense	0	0	0
Net income	2,224,445	4,516,087	441,327
Industrial chemicals
Disclosure of operating segments [line items]
Revenue	175,223	165,200	132,011
Cost of sales	(141,351)	(112,247)	(109,067)
Gross profit	33,872	52,953	22,944
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Income before taxes	33,872	52,953	22,944
Income tax expense	0	0	0
Net income	33,872	52,953	22,944
Potassium
Disclosure of operating segments [line items]
Revenue	279,050	437,180	416,592
Cost of sales	(219,597)	(193,581)	(253,125)
Gross profit	59,453	243,599	163,467
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Income before taxes	59,453	243,599	163,467
Income tax expense	0	0	0
Net income	59,453	243,599	163,467
Other products and services
Disclosure of operating segments [line items]
Revenue	27,040	28,586	30,845
Cost of sales	(28,593)	(26,912)	(27,951)
Gross profit	(1,553)	1,674	2,894
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Income before taxes	(1,553)	1,674	2,894
Income tax expense	0	0	0
Net income	(1,553)	1,674	2,894
Corporate Unit
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Other incomes by function	40,557	9,854	19,552
Administrative expenses	(175,765)	(142,644)	(118,893)
Other expenses by function	(93,400)	(75,971)	(60,605)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	202	3,369	(235)
Other losses	(2,254)	117	(2,638)
Financial income	122,726	47,038	4,668
Finance costs	(138,402)	(86,651)	(84,626)
Interest in the income of associates and joint ventures accounted for by the equity method	593	20,159	11,132
Exchange differences	(22,293)	(25,400)	(17,241)
Income before taxes	(268,036)	(250,129)	(248,886)
Income tax expense	(1,876,751)	(1,572,212)	(249,016)
Net income	$ (2,144,787)	$ (1,822,341)	$ (497,902)